UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07641
                                                     ---------

                      Advantage Advisers Augusta Fund, LLC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                           200 Park Avenue, 24th Floor
                               New York, NY 10166
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                Kenneth Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 212-667-4225
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2009
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.



ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                    MARCH 31, 2009
SHARES                                                                                  VALUE
------                                                                                  -----
         INVESTMENTS IN SECURITIES - 36.55%
         COMMON STOCK - 36.52%
         UNITED STATES - 33.64%
           APPAREL MANUFACTURERS - 0.87%
24,693         Coach, Inc.*                                         (a)               $  412,373
                                                                                       ---------
           COSMETICS & TOILETRIES - 0.56%
10,866         Estee Lauder Co. Inc., Class A                       (a)                  267,847
                                                                                       ---------
           DIAGNOSTIC EQUIPMENT - 0.17%
11,852         Cepheid, Inc.*                                                             81,779
                                                                                       ---------
           ELECTRONIC COMPONENTS - SEMICONDUCTORS - 1.46%
41,998         Texas Instruments, Inc.                              (a)                  693,387
                                                                                       ---------
           FIDUCIARY BANKS - 1.31%
20,215         State Street Corp.                                   (a)                  622,218
                                                                                       ---------
           INSTRUMENTS - SCIENTIFIC - 1.53%
30,834         FEI Co.*                                             (a)                  475,769
 6,779         Waters Corp.*                                        (a)                  250,484
                                                                                       ---------
                                                                                         726,253
                                                                                       ---------
           INTERNET INFRASTRUCTURE SOFTWARE - 0.80%
19,569         Akamai Technologies, Inc.*                           (a)                  379,639
                                                                                       ---------
           MEDICAL INSTRUMENTS - 2.17%
20,125         Beckman Coulter, Inc.                                (a)                1,026,576
                                                                                       ---------
           MEDICAL PRODUCTS - 1.56%
20,235         Zimmer Holdings, Inc.*                               (a)                  738,577
                                                                                       ---------
           MEDICAL - WHOLESALE DRUG DISTRIBUTION - 1.33%
19,310         AmerisourceBergen Corp.                              (a)                  630,665
                                                                                       ---------
           METAL - COPPER - 1.12%
13,926         Freeport-McMoRan Copper & Gold, Inc. Class B                              530,720
                                                                                       ---------
           PHARMACY SERVICES - 1.41%
14,461         Express Scripts, Inc.*                               (a)                  667,664
                                                                                       ---------
           REGISTERED INVESTMENT COMPANY - 6.63%
47,510         Market Vectors Gold Miner                            (a)                1,752,169
15,394         SPDR Gold Trust*                                                        1,389,770
                                                                                       ---------
                                                                                       3,141,939
                                                                                       ---------

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                                    MARCH 31, 2009
SHARES                                                                                  VALUE
------                                                                                  -----
         INVESTMENTS IN SECURITIES - (CONTINUED)
         COMMON STOCK - (CONTINUED)
         UNITED STATES - (CONTINUED)
           RETAIL - APPAREL / SHOES - 2.79%
44,649         Abercrombie & Fitch Co., Class A                     (a)              $ 1,062,646
19,679         J Crew Group, Inc.*                                                       259,369
                                                                                      ----------
                                                                                       1,322,015
                                                                                      ----------
           RETAIL - JEWELRY - 2.07%
45,517         Tiffany & Co.                                        (a)                  981,347
                                                                                      ----------
           RETAIL - MAJOR DEPARTMENT STORE - 0.52%
12,299         J.C. Penney Co., Inc.                                                     246,841
                                                                                      ----------
           SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 0.78%
19,203         Analog Devices, Inc.                                 (a)                  370,042
                                                                                      ----------
           TRANSPORT - SERVICES - 2.61%
15,134         Expeditors International of Washington, Inc.         (a)                  428,141
18,148         FedEx Corp.                                          (a)                  807,404
                                                                                      ----------
                                                                                       1,235,545
                                                                                      ----------
           WATER TREATMENT SYSTEMS - 1.42%
51,377         Nalco Holding Co.                                    (a)                  671,497
                                                                                      ----------
           WIRELESS EQUIPMENT - 2.53%
30,793         Qualcomm, Inc.                                                          1,198,156
                                                                                      ----------
         TOTAL UNITED STATES (COST $17,639,723)                                      $15,945,080
                                                                                      ----------

         CANADA - 2.88%
           GOLD MINING - 2.88%
42,162         Barrick Gold Corp.                                   (a)                1,366,892
                                                                                      ----------
         TOTAL CANADA (COST $1,411,052)                                              $ 1,366,892
                                                                                      ----------
         TOTAL COMMON STOCK (COST $19,050,775)                                       $17,311,972
                                                                                      ==========

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                                    MARCH 31, 2009
CONTRACTS                                                                               VALUE
---------                                                                               -----
         PURCHASED OPTIONS - 0.03%
         PUT OPTIONS - 0.03%
         UNITED STATES - 0.03%

         COMPUTERS - 0.03%
   245         Apple Inc. 04/18/09 $90.00                                            $    12,985
                                                                                      ----------
         TOTAL PURCHASED OPTIONS (COST $88,925)                                      $    12,985
                                                                                      ----------

         TOTAL INVESTMENTS IN SECURITIES (COST $19,139,700) - 36.55%                 $17,324,957
                                                                                      ----------

         OTHER ASSETS, LESS LIABILITIES - 63.45% **                                   30,070,438
                                                                                      ----------

         NET ASSETS - 100.00%                                                        $47,395,395
                                                                                      ==========

*    Non-income producing security.

** Includes $30,106,708.51 invested in a PNC Bank Money Market Account, which is 63.52% of net assets.

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

     At December 31, 2008, the aggregate cost for Federal income tax purposes of portfolio investments, securities sold, not yet purchased and written options was $15,016,219, $26,937,801, and $145,720, respectively.

     For Federal income tax purposes, at December 31, 2008, accumulated net unrealized depreciation on portfolio investments, securities sold, not yet purchased, and written options was $1,591,487, consisting of $4,233,376 gross unrealized appreciation and $5,824,863 gross unrealized depreciation.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                    MARCH 31, 2009
SHARES                                                                                  VALUE
------                                                                                  -----
         SECURITIES SOLD, NOT YET PURCHASED - 43.99%
         COMMOM STOCK - 43.99%
         UNITED STATES - 42.05%
           ATHLETIC FOOTWEAR - 0.24%
 2,449         Nike, Inc., Class B                                                    $  114,834
                                                                                       ---------
           AUTO - MEDIUM & HEAVY DUTY TRUCKS - 1.80%
33,127         PACCAR, Inc.                                                              853,352
                                                                                       ---------
           COMMERCIAL BANKS - CENTRAL U.S. - 5.04%
19,234         Cullen/Frost Bankers, Inc.                                                902,844
48,917         Prosperity Bancshares, Inc.                                             1,337,880
22,755         Sterling Bancshares, Inc.                                                 148,818
                                                                                       ---------
                                                                                       2,389,542
                                                                                       ---------
           COMMERCIAL BANKS - SOUTHERN U.S. - 0.37%
15,429         Whitney Holding Corp.                                                     176,662
                                                                                       ---------
           COMMERCIAL BANKS - WESTERN U.S. - 1.84%
 7,329         CVB Financial Corp.                                                        48,591
36,597         Pacwest Bancorp                                                           524,435
30,517         Zions Bancorp.                                                            299,982
                                                                                       ---------
                                                                                         873,008
                                                                                       ---------
           COMPUTER SERVICES - 1.61%
15,898         Affiliated Computer Services, Inc., Class A                               761,355
                                                                                       ---------
           COSMETICS & TOILETRIES - 2.12%
17,044         Colgate-Palmolive Co.                                                   1,005,255
                                                                                       ---------
           DIAGNOSTIC EQUIPMENT - 1.56%
16,179         Gen-Probe, Inc.                                                           737,439
                                                                                       ---------
           DIVERSIFIED BANKING INSTITUTION - 1.64%
 7,327         Goldman Sachs Group, Inc.                                                 776,809
                                                                                       ---------
           DIVERSIFIED OPERATIONS / COMMERCIAL SERVICES - 1.17%
14,212         Chemed Corp.                                                              552,847
                                                                                       ---------
           ENGINEERING / R&D SERVICES - 2.04%
25,034         Jacobs Engineering Group, Inc.                                            967,814
                                                                                       ---------
           HOSPITAL BEDS / EQUIPMENT - 1.15%
25,795         Kinetic Concepts, Inc.                                                    544,790
                                                                                       ---------
           HUMAN RESOURCES - 1.31%
29,429         Administaff, Inc.                                                         621,835
                                                                                       ---------

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                                    MARCH 31, 2009
SHARES                                                                                  VALUE
------                                                                                  -----
         SECURITIES SOLD, NOT YET PURCHASED - (CONTINUED)
         COMMON STOCK - (CONTINUED)
         UNITED STATES - (CONTINUED)
           MEDICAL - BIOMEDICAL / GENETICS - 2.42%
30,827         Illumina, Inc.*                                                       $ 1,147,997
                                                                                      ----------
           MEDICAL - GENERIC DRUGS - 0.73%
13,888         Perrigo Co.                                                               344,839
                                                                                      ----------
           OFFICE AUTOMATION & EQUIPMENT - 1.85%
37,603         Pitney Bowes, Inc.                                                        878,030
                                                                                      ----------
           REAL ESTATE MANAGEMENT / SERVICES - 0.00%
57,998         Tarragon Corp.                                                              1,044
                                                                                      ----------
           REITS - OFFICE PROPERTY - 1.03%
19,594         Corporate Office Properties Trust                                         486,519
                                                                                      ----------
           REITS - REGIONAL MALLS - 1.82%
24,897         Simon Property Group, Inc.                                                862,432
                                                                                      ----------
           REITS - SHOPPING CENTERS - 2.83%
29,167         Federal Realty Investment Trust                                         1,341,682
                                                                                      ----------
           REITS - WAREHOUSE / INDUSTRIAL - 1.41%
23,829         EastGroup Properties, Inc.                                                668,880
                                                                                      ----------
           RENTAL AUTO / EQUIPMENT - 1.51%
26,737         Aaron Rents, Inc.                                                         712,808
                                                                                      ----------
           RETAIL - BEDDING - 0.64%
12,307         Bed, Bath & Beyond, Inc.                                                  304,598
                                                                                      ----------
           RETAIL - DISCOUNT - 0.19%
 2,543         Target Corp.                                                               87,454
                                                                                      ----------
           RETAIL - REGIONAL DEPARTMENT STORES - 1.09%
12,225         Kohl's Corp.                                                              517,362
                                                                                      ----------
           RETAIL - RESTAURANTS - 2.09%
36,029         Yum! Brands, Inc.                                                         990,077
                                                                                      ----------
           SUPER-REGIONAL BANKS - U.S. - 0.60%
20,046         Wells Fargo & Co.                                                         285,455
                                                                                      ----------
           TELEPHONE - INTEGRATED - 1.95%
36,675         AT&T, Inc.                                                                924,210
                                                                                      ----------
         TOTAL UNITED STATES (PROCEEDS $20,917,727)                                  $19,928,929
                                                                                      ----------

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                                    MARCH 31, 2009
SHARES                                                                                  VALUE
------                                                                                  -----
         SECURITIES SOLD, NOT YET PURCHASED - (CONTINUED)
         COMMON STOCK - (CONTINUED)
         CANADA - 1.94%
           AUCTION HOUSE / ART DEALER - 1.94%
49,378         Ritchie Bros Auctioneers, Inc.                                        $   917,937
                                                                                      ----------
         TOTAL CANADA (PROCEEDS $886,401)                                            $   917,937
                                                                                      ----------
         TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $21,804,128)             $20,846,866
                                                                                      ==========

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
SCHEDULE OF WRITTEN OPTIONS
(UNAUDITED)
-------------------------------------------------------------------------------


                                                                                   MARCH 31, 2009
CONTRACTS                                                                              VALUE
---------                                                                              -----
                  WRITTEN OPTIONS - 0.30%
                  CALL OPTIONS - 0.30%
                  UNITED STATES - 0.30%

                  DIVERSIFIED BANKING INSTITUTIONS - 0.17%
244                     JPMorgan Chase & Co. 04/18/09 $25.00                         $ 78,812
                                                                                      -------

                  DIVERSIFIED MANUFACTURING OPERATIONS - 0.06%
212                     General Electric Co. 04/18/09 $9.00                            31,164
                                                                                      -------

                  FIDUCIARY BANKS - 0.07%
 98                     State Street Corp.  04/18/09 $30.00                            33,320
                                                                                      -------
                  TOTAL WRITTEN OPTIONS (PREMIUM $102,853)                           $143,296
                                                                                      =======

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.
--------------------------------------------------------------------------------

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Company's investments at fair value:


                                                    INVESTMENTS         SECURITIES SOLD,
VALUATION INPUTS                                   IN SECURITIES        NOT YET PURCHASED     WRITTEN OPTIONS
-------------------------------------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                             $17,324,957           $(20,846,866)          $(143,296)
-------------------------------------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS               -                     -                    -
-------------------------------------------------------------------------------------------------------------
LEVEL 3 - OTHER SIGNIFICANT UNOBSERVABLE INPUTS             -                     -                    -
-------------------------------------------------------------------------------------------------------------
                                     TOTAL          $17,324,957           $(20,846,866)          $(143,296)
----------------------------------------------------=========================================================


--------------------------------------------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advantage Advisers Augusta Fund, LLC
             -------------------------------------------------------------------

By (Signature and Title)*    /s/ Bryan McKigney
                         -------------------------------------------------------
                             Bryan McKigney, Principal Executive Officer
                             (principal executive officer)

Date      May 12, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ Bryan McKigney
                         -------------------------------------------------------
                             Bryan McKigney, Principal Executive Officer
                             (principal executive officer)

Date      May 12, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*    /s/ Vineet Bhalla
                         -------------------------------------------------------
                             Vineet Bhalla, Chief Financial Officer
                             (principal financial officer)

Date      May 12, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.